Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	$ (750)
Reversal (Losses) due to goodwill impairment (see Note 15)	(9,963)
Impairment (loss) reversal recognized in profit or loss	(100,057)		$ 2,126
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(345,172)	$ (242,372)	(279,125)
Total reversal (losses) due to Impairment	(445,229)	(242,372)	(276,999)
Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(316,004)	(211,536)	(159,250)
Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(29,168)	(30,836)	(119,875)
Property, Plant and Equipment, Net [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) reversal recognized in profit or loss	(89,344)		(1,307)
Assets and Liabilities Classified as Held for Distribution [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) reversal recognized in profit or loss			3,433
Generation Segment [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) reversal recognized in profit or loss	(89,344)		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(8,930)	(934)	645
Total reversal (losses) due to Impairment	(98,274)	(934)	(662)
Generation Segment [Member] | Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(7,207)	(349)	645
Generation Segment [Member] | Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(1,723)	(585)
Generation Segment [Member] | Property, Plant and Equipment, Net [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) reversal recognized in profit or loss	(89,344)		(1,307)
Distribution Segment [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) reversal recognized in profit or loss			3,433
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(335,556)	(241,540)	(279,234)
Total reversal (losses) due to Impairment	(335,556)	(241,540)	(275,801)
Distribution Segment [Member] | Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(308,439)	(211,289)	(159,909)
Distribution Segment [Member] | Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(27,117)	(30,251)	(119,325)
Distribution Segment [Member] | Assets and Liabilities Classified as Held for Distribution [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) reversal recognized in profit or loss			3,433
Other Segment [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	(750)
Reversal (Losses) due to goodwill impairment (see Note 15)	(9,963)
Impairment (loss) reversal recognized in profit or loss	(10,713)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(686)	102	(536)
Total reversal (losses) due to Impairment	(11,399)	102	(536)
Other Segment [Member] | Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(358)	$ 102	14
Other Segment [Member] | Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	$ (328)		$ (550)